Document and Entity Information	Nov. 09, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001850266
Document Type	8-K
Document Period End Date	Nov. 09, 2023
Entity Registrant Name	Akili, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40558
Entity Tax Identification Number	92-3654772
Entity Address, Address Line One	125 Broad Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	456-0597
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AKLI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false